Filed Pursuant to Rule 497
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Real Assets Securities Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Debt Fund
(collectively, the "Funds")

Supplement dated February 5, 2018 to the Funds' Prospectus, Summary Prospectus and
Statement of Additional Information, each dated May 1, 2017, as supplemented and amended to date

Brookfield Asset Management's Public Securities Group has completed the acquisitions of Center Coast Capital Holdings, LLC ("CCC"), an energy infrastructure-focused, Houston-based SEC-registered investment adviser with approximately $4 billion in assets under management, and certain assets of Liberty Street Advisors, Inc. and its affiliates, HRC Fund Associates, LLC and HRC Portfolio Solutions, LLC (collectively, "HRC"). HRC served as the third-party marketing and servicing agent of CCC products to financial advisors and wealth managers at major wirehouses, independent registered investment advisers and independent broker-dealers.

Additionally, effective as of February 5, 2018, the Center Coast MLP Focus Fund, a series of Investment Managers Series Trust, was reorganized into the Center Coast Brookfield MLP Focus Fund, a newly formed series of Brookfield Investment Funds having the same investment objective and substantially similar principal investment strategies and risks as the Center Coast MLP Focus Fund. The Board of Trustees of Investment Managers Series Trust approved the reorganization on June 14, 2017, and the shareholders of Center Coast MLP Focus Fund approved the reorganization on January 23, 2018.

Brookfield Investment Management Inc. is no longer a party to the wholesale agreement with First Dominion Capital Corp. ("First Dominion") and First Dominion's affiliated broker-dealer, Vision 4 Fund Distributors, LLC ("Vision 4"). Therefore, all references in the Funds' Statement of Additional Information relating to First Dominion and Vision 4 are hereby deleted.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield MLP Focus Fund
(the "Fund")

Supplement dated February 5, 2018 to the Fund's Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 5, 2018

Brookfield Asset Management's Public Securities Group has completed the acquisitions of Center Coast Capital Holdings, LLC ("CCC"), an energy infrastructure-focused, Houston-based SEC-registered investment adviser with approximately $4 billion in assets under management, and certain assets of Liberty Street Advisors, Inc. and its affiliates, HRC Fund Associates, LLC and HRC Portfolio Solutions, LLC (collectively, "HRC"). HRC served as the third-party marketing and servicing agent of CCC products to financial advisors and wealth managers at major wirehouses, independent registered investment advisers and independent broker-dealers.

Additionally, effective as of February 5, 2018, the Center Coast MLP Focus Fund, a series of Investment Managers Series Trust, was reorganized into the Center Coast Brookfield MLP Focus Fund, a newly formed series of Brookfield Investment Funds having the same investment objective and substantially similar principal investment strategies and risks as the Center Coast MLP Focus Fund. The Board of Trustees of Investment Managers Series Trust approved the reorganization on June 14, 2017, and the shareholders of Center Coast MLP Focus Fund approved the reorganization on January 23, 2018.

Please retain this Supplement for reference.